ACCRUED STOCK PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accrued Stock Payable [Abstract]
Accrued Stock Payable [Text Block]

NOTE 5.  ACCRUED STOCK PAYABLE

The following tables summarize the changes in accrued common stock payable during the nine months ended September 30, 2016:

	Amount	Number of Shares
December 31, 2015	$1,532,420	$730,000
IPG acquisition -- issued	(843,200)	(400,000)
Chiefton acquisition -- issued	(69,400)	(80,000)
Feinsod Agreement -- accrual	192,800	--
Consulting services -- accrual	6,988	--
Consulting services -- issued	(25,000)	(50,000)
Employment agreements -- accrual	567	--
Employment agreements -- issued	(132,175)	(50,000)
September 30, 2016	$663,000	$150,000

Feinsod Agreement

On August 4, 2014, we entered into an agreement with Michael Feinsod in consideration for serving as Executive Chairman of the Board and as a member of our Board of Directors (the “Board”) and pursuant to the terms of the Executive Board and Director Agreement (the “Feinsod Agreement”).  The Board approved the issuance to Infinity Capital of (a) 200,000 shares of our common stock on August 4, 2014; (b) 1,000,000 shares of our common stock upon the uplisting of our common stock to the OTC Market’s OTCQB; (c) 150,000 shares of our common stock on August 4, 2015; and (d) 150,000 shares of our common stock on August 4, 2016.  All shares, except the final tranche of 150,000 shares, have been issued as of September 30, 2016.  Mr. Feinsod must remain a member of the Board in order for the common stock to be issued.  In addition, the Feinsod Agreement requires the issuance of a number of shares of our common stock to Infinity Capital equal to 10% of any new issuances not to exceed 600,000 shares of our common stock in the aggregate during the time that Mr. Feinsod remains a member of the Board (the “New Issuance Allowance”).  Under the terms of the Feinsod Agreement, the New Issuance Allowance will not be triggered upon issuances relating to convertible securities existing as of the date of the Feinsod Agreement.  For illustrative purposes, if we issue 7,000,000 new shares of common stock, then the New Issuance Allowance issued to Infinity Capital would be capped at 600,000 shares of our common stock.  No shares have been issued under the New Issuance Allowance.

The 1,000,000 shares of our common stock were valued at $2.97 per share, based on the closing price of our common stock of $3.49 on April 27, 2015, and then reduced by 15% due to restrictions on the ability to trade our shares.  The other shares under the Feinsod Agreement were valued at $4.42 per share, based on the closing price of our common stock of $5.20 on August 4, 2014, and then reduced by 15% due to restriction on the ability to trade our common stock.  We are recognizing expense for the unissued shares ratably over the vesting period.

Employment Agreements

On May 13, 2015, we hired two individuals from Next Big Crop, an unaffiliated entity serving the cannabis industry, to service our new and existing clients. We did not purchase any existing client base from Next Big Crop and upon execution of employment agreements, granted these persons a total of 100,000 shares of our common stock with a vesting date of January

1, 2016. On the date of grant, the 100,000 shares had an initial fair value of $311,000, based on a closing price per share of our common stock of $3.11 on May 13, 2015. Due to restrictions in the ability to trade our shares, a discount of fifteen percent (15%) was applied to the fair value of the shares. After taking into consideration the illiquidity of the shares, the fair value was determined to be $264,350.  One individual forfeited his shares, so expense was only recognized for 50,000 shares.  These shares were issued in April 2016.

Consulting Agreement

On July 15, 2015, we entered into an agreement with an individual to provide consulting services to customers in exchange for 50,000 shares of our common stock to be delivered on March 15, 2016.  The fair value of the common stock is determined at the end of each reporting period and the pro rata amount earned is recognized as accrued stock payable over the term of the agreement.  These shares were issued in March 2016.

NOTE 7.  ACCRUED STOCK PAYABLE

The following tables summarize the changes in accrued common stock payable:

	Amount	Number of Shares
December 31, 2013	$--	--
Feinsod Agreement - accrual	409,349	300,000
Architectural Services	114,693	50,000
December 31, 2014	524,042	350,000
Architectural Services - issued	(114,693)	(50,000)
IPG acquisition -- accrued	1,054,000	500,000
IPG acquisition -- issued	(210,800)	(100,000)
Chiefton acquisition -- accrued	69,400	80,000
Feinsod Agreement -- accrual	723,851	--
Feinsod Agreement - issued	(663,000)	(150,000)
Employment agreements - accrued	131,608	50,000
Consulting services - accrued	18,012	50,000
December 31,2015	$1,532,420	730,000

Feinsod Agreement

On August 4, 2014, we entered into an agreement with Michael Feinsod in consideration for serving as Executive Chairman of the Board and as a member of the Board and pursuant to the terms of the Executive Board and Director Agreement (the “Feinsod Agreement”).  The Board approved the issuance to Infinity Capital of (a) 200,000 shares of our common stock on August 4, 2014; (b) 1,000,000 shares of our common stock upon the uplisting of our common stock to the OTC Market’s OTCQB; (c) 150,000 shares of our common stock on August 4, 2015; and (d) 150,000 shares of our common stock on August 4, 2016.  Mr. Feinsod must remain a member of the Board in order for the common stock to be issued.  In addition, the Feinsod Agreement requires the issuance of a number of shares of our common stock to Infinity Capital equal to 10% of any new issuances not to exceed 600,000 shares of our common stock in the aggregate during the time that Mr. Feinsod remains a member of the Board (the “New Issuance Allowance”).  Under the terms of the Feinsod Agreement, the New Issuance Allowance will not be triggered upon issuances relating to convertible securities existing as of the date of the Feinsod Agreement.  For illustrative purposes, if we issue 7,000,000 new shares of common stock, then the New Issuance Allowance issued to Infinity Capital would be capped at 600,000 shares of our common stock.  No shares have been issued under the New Issuance Allowance.

The 1,000,000 shares of our common stock were valued at $2.97 per share, based on the closing price of our common stock of $3.49 on April 27, 2015, and then reduced by 15% due to restrictions on the ability to trade our shares.  The other shares under the Feinsod Agreement were valued at $4.42 per share, based on the closing price of our common stock of $5.20 on August 4, 2014, and then reduced by 15% due to restriction on the ability to trade our common stock.  We are recognizing expense for the unissued shares ratably over the vesting period.

Architectural Services

On December 12, 2014, we agreed to issue 50,000 shares of our common stock to an architectural firm to prepare architectural plans for The Greenhouse.  The firm also received warrants to purchase 150,000 shares of our common stock at an exercise price of $4.40 per share, at any time on or before December 12, 2016.  The shares of common stock were issued in 2015.  We capitalized the cost of the architectural plans as part of Buildings within Property and Equipment on the consolidated balance sheet.

Employment Agreements

On May 13, 2015, we hired two individuals from Next Big Crop (“NBC”), an unaffiliated entity serving the cannabis industry, to service our new and existing clients. We did not purchase any existing client base from NBC and upon execution of employment agreements, granted these persons a total of 100,000 shares of our common stock with a vesting date of January 1, 2016. On the date of grant, the 100,000 shares had an initial fair value of $311,000, based on a closing price per share of our common stock of $3.11 on May 13, 2015. Due to restrictions in the ability to trade our shares, a discount of fifteen percent (15%) was applied to the fair value of the shares. After taking into consideration the illiquidity of the shares, the fair value was determined to be $264,350. One individual forfeited his shares, so expense was only recognized for 50,000 shares.

Consulting Agreement

On July 15, 2015, we entered into an agreement with an individual to provide consulting services to customers in exchange for 50,000 shares of our common stock to be delivered on March 15, 2016.  The fair value of the common stock is determined at the end of each reporting period and the pro rata amount earned is recognized as accrued stock payable over the term of the agreement.